BENEFIT PLANS, Stock-based Compensation Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range lower limit (in dollars per share)	$ 23.53	$ 23.53
Exercise price range upper limit (in dollars per share)	$ 32.51	$ 32.51
Number of options outstanding (in shares)	89,279
Weighted average remaining contractual life (years) of options outstanding	2 years 7 months 6 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 24.08
Options exercisable (in shares)	80,652
Weighted average exercise price of options exercisable (in dollars per share)	$ 24.55
Aggregate intrinsic value of [Abstract]
Options outstanding	$ 179,000	$ 133,000
Options exercisable	144,000	80,000
Options exercised	1,000	30,000
Cash receipts	7,000	211,000
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock based compensation expense	176,000	114,000
Directors fees [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock based compensation expense	149,000	69,000
Stock grant expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock based compensation expense	0	13,000
Stock option expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Tax benefit from compensation expense	9,000	11,000
Nonvested awards compensation cost not yet recognized	22,000
Nonvested awards compensation cost not yet recognized, period for recognition	10 months
Total stock based compensation expense	$ 27,000	$ 32,000
$19.67 - 28.42 [Member]
Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range lower limit (in dollars per share)	$ 19.67
Exercise price range upper limit (in dollars per share)	$ 28.42
Number of options outstanding (in shares)	73,126
Weighted average remaining contractual life (years) of options outstanding	2 years 1 month 28 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 22.21
Options exercisable (in shares)	64,499
Weighted average exercise price of options exercisable (in dollars per share)	$ 22.55
$28.43 - 32.51 [Member]
Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range lower limit (in dollars per share)	$ 28.43
Exercise price range upper limit (in dollars per share)	$ 32.51
Number of options outstanding (in shares)	16,153
Weighted average remaining contractual life (years) of options outstanding	11 months 16 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 32.51
Options exercisable (in shares)	16,153
Weighted average exercise price of options exercisable (in dollars per share)	$ 32.51
Stock Options [Member]
Options, Outstanding [Roll Forward]
Outstanding at beginning of year (in shares)	109,765	126,257
Options granted (in shares)	0	0
Options exercised (in shares)	(315)	(10,916)
Options forfeited (in shares)	(1,904)	(3,370)
Options expired (in shares)	(18,267)	(2,206)
Outstanding at end of year (in shares)	89,279	109,765
Options exercisable (in shares)	80,652	92,328
Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning of year weighted average exercise price beginning balance (in dollars per share)	$ 24.41	$ 24.04
Weighted average exercise price of options granted (in dollars per share)	$ 0	$ 0
Weighted average exercise price of options exercised (in dollars per share)	$ 19.67	$ 19.33
Weighted average exercise price of options forfeited (in dollars per share)	$ 28.59	$ 26.10
Weighted average exercise price of options expired (in dollars per share)	$ 25.68	$ 25.44
Outstanding at ending of year weighted average exercise price beginning balance (in dollars per share)	$ 24.08	$ 24.41
Weighted average exercise price of options exercisable (in dollars per share)	$ 24.55	$ 25.31
Restricted Stock [Member]
Non-Vested Restricted Stock, Outstanding [Roll Forward]
Total non-vested restricted stock grants at January 1 (in shares)		700
Restricted stock grant (in shares)		0
Vesting of restricted stock (in shares)		(700)
Forfeitures of restricted stock (in shares)		0
Total non-vested restricted stock grants at December 31 (in shares)		0
Nonvested Restricted Stock, Weighted Average Grant Date Fair Value [Roll Forward]
Total non-vested restricted stock grants at January 1 (in dollars per share)		$ 19.67
Restricted stock grant (in dollars per share)		$ 0
Vesting of restricted stock (in dollars per share)		$ 19.67
Forfeitures of restricted stock (in dollars per share)		$ 0
Total non-vested restricted stock grants at December 31 (in dollars per share)		$ 0